Investment In Gold - Summary of Changes in Ounces of Gold Held And Respective Fair Value (Parenthetical) (Detail)	4 Months Ended
Sep. 30, 2022 USD ($) oz
Investment Holdings, Other than Securities [Line Items]
Gold received towards initial creation of shares in ounce | oz	1,338.976
Gold received towards initial creation of shares | $	$ 2,500,000